CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of convertible debentures [Abstract]
Schedule of weighted average assumptions of share purchase warrants

Share price at date of grant	$0.08
Exercise price	$0.09
Expected life	1.42 years
Expected volatility	58.15%
Risk free interest rate	1.49%
Expected dividend yield	0%
Expected forfeiture rate	0%

Schedule of maturity of convertible debentures
Balance at December 31, 2018	$1,387,624
Cash items
Repayment of convertible debt
Non-cash items	(750,000)
Accreted interest	107,376
Extinguishment of debt	(745,000)
Issuance of debt	745,000
Balance at December 31, 2019	$745,000
Cash items
Repayment of convertible debt	(745,000)
Balance at December 31, 2020	$—